Supplement to the

Fidelity® Disciplined Equity Fund
Fidelity Disciplined Equity Fund Class F (FDEFX)

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

Effective January 1, 2013, Alex Devereaux serves as co-manager of Fidelity Disciplined Equity Fund. The following information supplements similar information found in the "Management Contract" section beginning on page 38.

The following table provides information relating to other accounts managed by Mr. Devereaux as of January 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,612	none	$ 2
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,612	none	none

* Includes assets of Fidelity Disciplined Equity Fund managed by Mr. Devereaux ($2,612 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2013, the dollar range of shares of Fidelity Disciplined Equity Fund beneficially owned by Mr. Devereaux was $10,001 - $50,000.

FDE-FB-13-01  March 15, 2013
1.918641.102

Supplement to the

Fidelity® Capital Appreciation Fund Class K (FCAKX), Fidelity Disciplined Equity Fund Class K (FDEKX), and
Fidelity Value Fund Class K (FVLKX)

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

Effective January 1, 2013, Alex Devereaux serves as co-manager of Fidelity Disciplined Equity Fund. The following information supplements similar information found in the "Management Contracts" section beginning on page 41.

The following table provides information relating to other accounts managed by Mr. Devereaux as of January 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,612	none	$ 2
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,612	none	none

* Includes assets of Fidelity Disciplined Equity Fund managed by Mr. Devereaux ($2,612 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2013, the dollar range of shares of Fidelity Disciplined Equity Fund beneficially owned by Mr. Devereaux was $10,001 - $50,000.

K-COM10B-13-01  March 15, 2013
1.881208.110